OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated October 4, 2011

to the Prospectus dated November 23, 2010, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Conservative Portfolio – Management” on page 4 of the Prospectus:

MANAGEMENT

Investment Adviser:                                           Old Mutual Capital

Investment Sub-Adviser:                                           Ibbotson

Portfolio Managers:

Name	Title	Length of Service
Peng Chen, Ph.D., CFA	President and Lead Portfolio Manager	Since 2005
Chris Armstrong	Portfolio Manager	Since 2011
Brian Huckstep, CFA	Portfolio Manager	Since 2005
John Thompson, Jr.	Portfolio Manager	Since 2011
Scott Wentsel, CFA, CFP	Vice President and Senior Portfolio Manager	Since 2005

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Balanced Portfolio – Management” on page 8 of the Prospectus:

MANAGEMENT

Investment Adviser:                                           Old Mutual Capital

Investment Sub-Adviser:                                           Ibbotson

Portfolio Managers:

Name	Title	Length of Service
Peng Chen, Ph.D., CFA	President and Lead Portfolio Manager	Since 2005
Chris Armstrong	Portfolio Manager	Since 2011
Brian Huckstep, CFA	Portfolio Manager	Since 2005
John Thompson, Jr.	Portfolio Manager	Since 2011
Scott Wentsel, CFA, CFP	Vice President and Senior Portfolio Manager	Since 2005

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Moderate Growth Portfolio – Management” on page 12 of the Prospectus:

MANAGEMENT

Investment Adviser:                                           Old Mutual Capital

Investment Sub-Adviser:                                           Ibbotson

Portfolio Managers:

Name	Title	Length of Service
Peng Chen, Ph.D., CFA	President and Lead Portfolio Manager	Since 2005
Chris Armstrong	Portfolio Manager	Since 2011
Brian Huckstep, CFA	Portfolio Manager	Since 2005
John Thompson, Jr.	Portfolio Manager	Since 2011
Scott Wentsel, CFA, CFP	Vice President and Senior Portfolio Manager	Since 2005

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Asset Allocation Growth Portfolio – Management” on page 16 of the Prospectus:

MANAGEMENT

Investment Adviser:                                           Old Mutual Capital

Investment Sub-Adviser:                                           Ibbotson

Portfolio Managers:

Name	Title	Length of Service
Peng Chen, Ph.D., CFA	President and Lead Portfolio Manager	Since 2005
Chris Armstrong	Portfolio Manager	Since 2011
Brian Huckstep, CFA	Portfolio Manager	Since 2005
John Thompson, Jr.	Portfolio Manager	Since 2011
Scott Wentsel, CFA, CFP	Vice President and Senior Portfolio Manager	Since 2005

The following replaces in its entirety the section of the Prospectus entitled “The Portfolio Managers” on page 24 of the Prospectus:

THE PORTFOLIO MANAGERS

The following summarizes the experience of the members of the portfolio management team primarily responsible for the day-to-day management of the Portfolios’ portfolios.  Except as otherwise noted, each portfolio manager listed below has served in his/her position for at least the last 5 years.

Name	Title
Peng Chen, Ph.D., CFA (Lead Portfolio Manager)	President, Ibbotson, since 2006. Managing Director and Chief Investment Officer, Ibbotson, 1997 – 2006.
Chris Armstrong (Portfolio Manager)	Portfolio Manager, Ibbotson, since 2005.
Brian Huckstep, CFA (Portfolio Manager)	Portfolio Manager, Ibbotson, since 2005.
John Thompson, Jr. (Portfolio Manager)	Co-Head, Investment Advisory, since 2011; Vice President, Portfolio Manager & Director, Global Investment Services, Since 2008; and Portfolio Manager, Since 1999.
Scott Wentsel, CFA, CFP (Senior Portfolio Manager)	Vice President and Senior Portfolio Manager, Ibbotson, since 2005.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Portfolios.

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Distributed by Old Mutual Investment Partners
R-11-052   10/2011

OLD MUTUAL FUNDS I

Old Mutual Analytic Fund
Old Mutual Copper Rock Emerging Growth Fund
Old Mutual International Equity Fund

Supplement dated October 4, 2011

to the Prospectus dated November 23, 2010

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The following replaces in its entirety the section of the Prospectus entitled “Fund Summaries – Old Mutual Analytic Fund – Management” on page 6 of the Prospectus:

MANAGEMENT

Investment Adviser:                                           Old Mutual Capital

Investment Sub-Adviser:                                           Analytic

Portfolio Managers:

Name	Title	Length of Service
Dennis M. Bein, CFA	Chief Investment Officer and Portfolio Manager	Since 2005
Harindra de Silva, Ph.D., CFA	President and Portfolio Manager	Since 2005
Gregory McMurran	Chief Investment Officer and Portfolio Manager	Since 2005
Ryan Brown	Portfolio Manager	Since 2010

The following replaces in its entirety the section of the table entitled “The Portfolio Managers – Analytic Investors, LLC” on page 19 of the Prospectus:

	Name (Role on Team)	Business Experience
Analytic Investors, LLC	Dennis M. Bein, CFA (Co-Portfolio Manager, Analytic Fund)	Chief Investment Officer and Portfolio Manager, Analytic.
	Harindra de Silva, Ph.D., CFA (Co-Portfolio Manager, Analytic Fund)	President and Portfolio Manager, Analytic.
	Gregory McMurran (Co-Portfolio Manager, Analytic Fund)	Chief Investment Officer and Portfolio Manager, Analytic.
	Ryan Brown, Portfolio Manager	Portfolio Manager, Analytic (since April 2010); Portfolio Analyst, Analytic (January 2007 to April 2010); Research Analyst, Beekman Capital Management (June 2006 to December 2006)

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-11-062   10/2011

OLD MUTUAL FUNDS I

Supplement Dated October 4, 2011

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 23, 2010, for the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, and the Old Mutual Asset Allocation Growth Portfolio (the “Asset Allocation Portfolios”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following table replaces in its entirety the table under the section entitled “The Sub-Adviser – Asset Allocation Portfolio Shares Owned by the Portfolio Managers” on page 57 of the SAI:

	Conservative	Balanced	Moderate Growth	Growth
Peng Chen	None	None	None	$1 - $10,000
Chris Armstrong	None	None	None	None
Brian Huckstep	None	None	None	$1 - $10,000
John Thompson, Jr.	None	None	None	None
Scott Wentsel	None	None	$1 - $10,000	None

The following table replaces in its entirety the table under the section entitled “The Sub-Adviser – Other Accounts Managed by the Portfolio Managers” on page 58 of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Peng Chen	18 0	$4,232 $0	0 0	$0 $0	597,140 0	$43,447 $0
Chris Armstrong	0 0	$0 $0	0 0	$0 $0	0 0	$0 $0
Brian Huckstep	6 0	$996 $0	0 0	$0 $0	23 0	$134 $0
John Thompson, Jr.	4 0	$3,257 $0	0 0	$0 $0	141 0	$46,300 $0
Scott Wentsel	18 0	$4,233 $0	0 0	$0 $0	115 0	$29,047 $0

______________________________________________________________
Distributed by Old Mutual Investment Partners
R-11-053  06/2011

OLD MUTUAL FUNDS I

Supplement Dated October 4, 2011

This Supplement updates certain information contained in the currently effective Statement of Additional Information, dated November 23, 2010, for the Old Mutual Analytic Fund, Old Mutual Copper Rock Emerging Growth Fund, and Old Mutual International Equity Fund (the “Funds”), series portfolios of Old Mutual Funds I (the “Trust”).  You should retain your Statement of Additional Information (“SAI”) and any Supplements for future reference. You may obtain an additional copy of the Statement of Additional Information, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

The following table replaces in its entirety the table under the section entitled “The Sub-Advisers – Analytic Investors, LLC – Other Accounts” on page 52 of the SAI:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Harindra de Silva	13 (0)	$3,248.1 ($0)	20 (6)	$1,560.3 ($957.9)	26 (10)	$2.289.3 ($909.5)
Dennis Bein	10 (0)	$3,053.2 ($0)	18 (6)	$1,464.9 ($957.9)	29 (10)	$2,192.8 ($909.5)
Greg McMurran	4 (0)	$335.2 ($0)	2 (0)	$95.5 ($0)	2 (0)	$186.2 ($0)
Ryan Brown	8 (0)	$2,816.3 ($0)	8 (3)	$970.9 ($704.2)	26 (6)	$1,883.6 ($600.3)

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Distributed by Old Mutual Investment Partners
R-11-063  10/2011